                                SUPPLEMENT TO THE
       SCHWAB RETIREMENT ADVANTAGE MONEY FUND AND SCHWAB RETIREMENT MONEY
                                    FUND TM
                         PROSPECTUS DATED APRIL 30, 2005

THE INFORMATION PROVIDED IN THIS SUPPLEMENT IS EFFECTIVE AS OF DECEMBER 12,
2005.

FUND NAME CHANGE: The name of the Schwab Retirement Money Fund(R) is changed to SCHWAB INVESTOR MONEY FUND TM.

On page 6, under the "Strategy" section of the Schwab Investor Money Fund TM (formerly the Schwab Retirement Money Fund(R)), the following paragraph is deleted:

      This fund was created for retirement plans, plan participant and other institutional investors investing on their own behalf or as a fiduciary, agent or custodian.

The table under Step 1 of the "Buying shares" section is deleted and replaced with the following table:

                                        MINIMUM         MINIMUM
                                        INITIAL         ADDITIONAL       MINIMUM
FUND                                    INVESTMENT      INVESTMENTS      BALANCE
--------------------------------------------------------------------------------
RETIREMENT ADVANTAGE MONEY FUND TM      $25,000         $1               $25,000

SCHWAB INVESTOR MONEY FUND TM
(FORMERLY THE SCHWAB RETIREMENT
MONEY FUND(R))
     Retirement Plan Participants       $1              $1               $1
     Other Investors                    $2,500          $500             $2,500

Under the "Selling/exchanging shares" section, the following policy is added:

  - If you fail to maintain the required minimum balance, you may be charged a monthly $5 fee payable to Schwab.

In the column adjacent to the "Transaction Policies" section, the first bullet point under certain rights reserved by the funds and Schwab is deleted and replaced with the following reserved rights:

  - To automatically redeem your shares if the account they are held in is closed for any reason.

  - To automatically redeem your shares upon 60 days written notice if the value of your investment in a fund falls below the stated minimum balance requirement.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Charles Schwab & Co., Inc. Member SIPC
REG 33889 (12/05) (C)2005 All Rights Reserved